Deferred compensation plans - Activity related to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2017 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	38,582,022
Outstanding (number of units), Granted	21,048,181
Outstanding (number of units), Vested	(26,622,239)
Outstanding (number of units), Forfeited	(1,035,157)
Outstanding (number of units), Ending	31,972,807
Stock price
Stock price, Beginning | ¥ / shares	¥ 498
Stock price, Granted | ¥ / shares	463	[1]
Stock price, Vested | ¥ / shares	536	[2]
Stock price, Ending | ¥ / shares	¥ 679	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	29,510,658
Outstanding (number of units), Granted	19,275,538
Outstanding (number of units), Vested	(28,894,163)
Outstanding (number of units), Forfeited	(859,970)
Outstanding (number of units), Ending	19,032,063
Stock price
Stock price, Beginning | ¥ / shares	¥ 586
Stock price, Granted | ¥ / shares	475	[1]
Stock price, Vested | ¥ / shares	526	[2]
Stock price, Ending | ¥ / shares	¥ 603	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2017.